THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON JUNE 30, 2003.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:           June 30, 2002
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Check here if Amendment                    [X]  Amendment Number:          1
                                                                  -----------
This Amendment (Check only one.):          [ ]  is a restatement
                                           [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SAB Capital Advisors, LLC
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Address:   712 Fifth Avenue, 42nd Floor
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           New York, NY 10019
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Form 13F File Number:      28-06341
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Jackelow
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Title:     Chief Financial Officer
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Phone:     212-457-8010
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Signature, Place, and Date of Signing:

/s/ Brian Jackelow                                                    New York, NY                     August 14, 2003
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           (Signature)                                                (City, State)                        (Date)

Report Type ( Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  1
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Form 13F Information Table Entry Total:            12
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Form 13F Information Table Value Total:          168,707         (thousands)
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PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.           Form 13F File Number              Name
   ---           --------------------              ----

    1            28-06339                          SAB Capital Management, LLC

                                                     FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
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NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
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AMDOCS LTD       COMMON STOCK    G02602103       7,626     1,010,000   SH             DEFINED         1      1,010,000   0      0
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AMERICAN
TOWER
CORP           NOTE 6.250% 10/1  029912AB8       8,318    15,500,000  PRN             DEFINED         1     15,500,000   0      0
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AMERICAN
TOWER
CORP           NOTE 2.250% 10/1  029912AD4       2,790     4,500,000  PRN             DEFINED         1      4,500,000   0      0
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AON CORP         COMMON STOCK    037389103      20,453       693,800   SH             DEFINED         1        693,800   0      0
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ASBURY
AUTOMOTIVE
GROUP INC        COMMON STOCK    043436104       4,742       348,700   SH             DEFINED         1        348,700   0      0
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ESG RE LTD           ORD         G31215109       2,651     1,000,400   SH             DEFINED         1      1,000,400   0      0
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G & K SVCS INC      CL A         361268105      26,789       782,400   SH             DEFINED         1        782,400   0      0
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GEMSTAR-TV
GUIDE INTL INC   COMMON STOCK    36866W106      21,560     4,000,000   SH             DEFINED         1      4,000,000   0      0
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GREY
GLOBAL
GROUP INC        COMMON STOCK    39787M108      22,011        31,900   SH             DEFINED         1         31,900   0      0
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NETRO CORP       COMMON STOCK    64114R109       1,057       463,400   SH             DEFINED         1        463,400   0      0
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PRUDENTIAL
FINL INC         COMMON STOCK    744320102      40,032     1,200,000   SH             DEFINED         1      1,200,000   0      0
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TYCO
INTL LTD         COMMON STOCK    902124106      10,678       790,400   SH             DEFINED         1        790,400   0      0
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PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.